FPA U.S. Value Fund, Inc.
FPA U.S. Value Fund, Inc.

FPA U.S. Value Fund, Inc. (FPPFX)

Supplement dated June 22, 2017 to the

Prospectus dated April 30, 2017

This Supplement updates certain information contained in the Prospectus for the FPA U.S. Value Fund, Inc. (the “Fund”) dated April 30, 2017.  You should retain this Supplement and the Prospectus for future reference.  Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective June 26, 2017, the Board of Directors of the Fund approved the removal of the 2% redemption fee.  As a result, the following sections of the Prospectus are hereby amended.

The shareholder fee table in the section titled “Fund Summary-Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced by the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA U.S. Value Fund, Inc. FPA U.S. Value Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	none
Exchange Fee	none

PLEASE RETAIN FOR FUTURE REFERENCE